Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Line Items]
Maturity period of investment	20 years
Held to maturity securities	$ 9,200,000	$ 7,500,000	$ 7,159,018
Investment amount	6,000,000
Investment gain	846,247
Other receivable	$ 6,846,247
Investments [Member]
Investments [Line Items]
Maturity period of investment	1 year
Held to maturity securities	$ 6,000,000